Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by SEC rules, we are providing the
following
information about the
relationship
between executive compensation actually paid to our NEOs and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns compensation for its NEOs with the Company’s performance, refer to the Compensation Discussion and Analysis.
2022 Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for CEO (1) (b)	Compensation Actually Paid to CEO (2) (c)	Average Summary Compensation Table Total for Other NEOs (3) (d)	Average Compensation Actually Paid to Other NEOs (4) (e)	Value of initial fixed $100 investment based on:		GAAP Net Income ($000s) (7) (h)	Adjusted EBITDA (8) (i)
					TSR (5) (f)	Peer Group TSR (6) (g)
2022	$10,350,942	($2,744,094)	$2,675,244	$1,403,983	$130.98	$111.05	$491.6	$1,120.2
2021	$ 9,674,692	$32,084,428	$1,975,384	$3,399,845	$174.73	$140.44	$506.8	$1,131.6
2020	$11,764,199	$19,355,234	$2,444,415	$3,211,076	$116.97	$120.46	$502.9	$1,051.1

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Doheny (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Doheny, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Doheny during the applicable year. In accordance with SEC rules, the following adjustments were made to Mr. Doheny’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Recalculated Value of Equity Awards (b)	Compensation Actually Paid
2022	$10,350,942	$ 9,032,190	($4,062,846)	($2,744,094)
2021	$ 9,674,692	$ 8,407,162	$30,816,898	$32,084,428
2020	$11,764,199	$10,183,694	$17,774,729	$19,355,234

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards
2022	$ 6,360,979	($4,718,863)	—	($5,184,588)	($1,076,585)	$556,211	($ 4,062,846)
2021	$15,585,639	$12,155,133	—	$ 2,785,580	$0	$290,546	$30,816,898
2020	$15,474,409	$ 1,717,803	—	$ 450,428	($62,314)	$194,403	$17,774,729

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doheny) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Doheny) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Stephens, Mr. Chammas, Mr. Thomsen, and Mr. Pupkin; (ii) for 2021, Mr. Stephens, Mr. Chammas, Mr. Pupkin, Angel S. Willis, and James M. Sullivan; and (iii) for 2020, Mr. Sullivan, Mr. Chammas, Karl R. Deily, and Ms. Willis.

4
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Doheny), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s NEOs as a group (excluding Mr. Doheny during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology as described above in Note 2:

Year	Reported Summary Compensation Table Total for other NEOs	Minus Reported Value of Equity Awards for Other NEOs (a)	Plus Recalculated Value of Equity Awards for Other NEOs (b)	Compensation Actually Paid for Other NEOs
2022	$2,675,244	$1,496,388	$225,127	$1,403,983
2021	$1,975,384	$1,043,194	$2,467,655	$3,399,845
2020	$2,444,415	$1,044,844	$1,811,505	$3,211,076

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards for other NEOs
2022	$ 979,349	($471,283)	—	($320,051)	$0	$37,112	$ 225,127
2021	$1,623,239	$638,240	—	$186,224	$0	$19,952	$2,467,655
2020	$1,600,478	$187,825	—	$11,239	$0	$11,963	$1,811,505

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is listed in the table below by year and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report on Form
10-K
for the applicable year.

Year	Peer Group
2022
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation
1
, Fortive Corporation
1
, Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2021
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., HB Fuller Company
2
, Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2020
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Bemis Company, Inc.
3
,
Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., Maple Leaf Foods, Inc., Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

1
Dover Corporation and Fortive Corporation replaced Greif, Inc., HB Fuller Company, and Owens-Illinois, Inc. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $112.86 in 2022.

2
HB Fuller Company replaced Maple Leaf Foods, Inc. If the peer group would have remained unchanged, the resulting cumulative peer total shareholder return would have been $139.23 in 2021 and $111.65 in 2022.

3	Bemis Company, Inc. removed due to its acquisition by Amcor Ltd.

7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8
“Adjusted EBITDA” means our earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments. The amounts in this table are the same amounts used each year for purposes of the Annual Incentive Plan as disclosed in the Compensation Discussion and Analysis.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doheny) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Doheny) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Stephens, Mr. Chammas, Mr. Thomsen, and Mr. Pupkin; (ii) for 2021, Mr. Stephens, Mr. Chammas, Mr. Pupkin, Angel S. Willis, and James M. Sullivan; and (iii) for 2020, Mr. Sullivan, Mr. Chammas, Karl R. Deily, and Ms. Willis.

Peer Group Issuers, Footnote [Text Block]

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is listed in the table below by year and is the same group of companies used in our Common Stock Performance Comparison graph as included in our Annual Report on Form
10-K
for the applicable year.

Year	Peer Group
2022
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Dover Corporation
1
, Fortive Corporation
1
, Graphic Packaging Holding Co., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2021
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., HB Fuller Company
2
, Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

2020
AptarGroup, Inc., Ashland Global Holdings Inc., Avery Dennison Corporation, Avient Corporation, Axalta Coating Systems Ltd., Ball Corporation, Bemis Company, Inc.
3
,
Berry Global Group, Inc., Celanese Corporation, Crown Holdings, Inc., Graphic Packaging Holding Co., Greif, Inc., Maple Leaf Foods, Inc., Owens-Illinois, Inc., Packaging Corporation of America, Silgan Holdings Inc., Sonoco Products Co.

1
Dover Corporation and Fortive Corporation replaced Greif, Inc., HB Fuller Company, and Owens-Illinois, Inc. If the peer group would have remained unchanged from the prior year, the resulting cumulative peer total shareholder return would have been $112.86 in 2022.

2
HB Fuller Company replaced Maple Leaf Foods, Inc. If the peer group would have remained unchanged, the resulting cumulative peer total shareholder return would have been $139.23 in 2021 and $111.65 in 2022.

3	Bemis Company, Inc. removed due to its acquisition by Amcor Ltd.

PEO Total Compensation Amount	$ 10,350,942	$ 9,674,692	$ 11,764,199
PEO Actually Paid Compensation Amount	$ (2,744,094)	32,084,428	19,355,234
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total	Minus Reported Value of Equity Awards (a)	Plus Recalculated Value of Equity Awards (b)	Compensation Actually Paid
2022	$10,350,942	$ 9,032,190	($4,062,846)	($2,744,094)
2021	$ 9,674,692	$ 8,407,162	$30,816,898	$32,084,428
2020	$11,764,199	$10,183,694	$17,774,729	$19,355,234

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards
2022	$ 6,360,979	($4,718,863)	—	($5,184,588)	($1,076,585)	$556,211	($ 4,062,846)
2021	$15,585,639	$12,155,133	—	$ 2,785,580	$0	$290,546	$30,816,898
2020	$15,474,409	$ 1,717,803	—	$ 450,428	($62,314)	$194,403	$17,774,729

Non-PEO NEO Average Total Compensation Amount	$ 2,675,244	1,975,384	2,444,415
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,403,983	3,399,845	3,211,076
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Reported Summary Compensation Table Total for other NEOs	Minus Reported Value of Equity Awards for Other NEOs (a)	Plus Recalculated Value of Equity Awards for Other NEOs (b)	Compensation Actually Paid for Other NEOs
2022	$2,675,244	$1,496,388	$225,127	$1,403,983
2021	$1,975,384	$1,043,194	$2,467,655	$3,399,845
2020	$2,444,415	$1,044,844	$1,811,505	$3,211,076

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. For purposes of clause (vi) we have included the dividends accrued on unvested awards as dividends paid, although such dividends equivalents will only be paid to the extent the underlying equity award becomes vested. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in determining the recalculated value of equity awards are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Recalculated Value of Equity Awards for other NEOs
2022	$ 979,349	($471,283)	—	($320,051)	$0	$37,112	$ 225,127
2021	$1,623,239	$638,240	—	$186,224	$0	$19,952	$2,467,655
2020	$1,600,478	$187,825	—	$11,239	$0	$11,963	$1,811,505

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and
Cumulative
TSR
The following graph illustrates the compensation actually paid to Mr. Doheny and the average of the other NEOs against the cumulative total shareholder return of the Company and its selected peer group.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net
Income
The following graph illustrates the compensation actually paid to Mr. Doheny and the average of the other NEOs against the Company’s net income over the three years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and
Adjusted
EBITDA
The following graph illustrates the compensation actually paid to Mr. Doheny and the average of the other NEOs against the Company’s Adjusted EBITDA over the three years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and
Cumulative
TSR
The following graph illustrates the compensation actually paid to Mr. Doheny and the average of the other NEOs against the cumulative total shareholder return of the Company and its selected peer group.

Tabular List [Table Text Block]
Most Important Performance Measures for 2022
As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program includes linking pay of our NEOs to strategic business, operational, and financial goals for both annual and long-term incentive awards. For the last fiscal year, the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA

•	Net Sales

•	Free Cash Flow

•	Adjusted EBITDA CAGR

•	Return on Invested Capital

Total Shareholder Return Amount	$ 130.98	174.73	116.97
Peer Group Total Shareholder Return Amount	111.05	140.44	120.46
Net Income (Loss)	$ 491,600	$ 506,800	$ 502,900
Company Selected Measure Amount	1,120.2	1,131.6	1,051.1
PEO Name	Mr. Doheny
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	“Adjusted EBITDA” means our earnings before interest, taxes, depreciation and amortization, derived from our U.S. GAAP net earnings and subject to certain specified adjustments. The amounts in this table are the same amounts used each year for purposes of the Annual Incentive Plan as disclosed in the Compensation Discussion and Analysis
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA CAGR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,360,979	$ 15,585,639	$ 15,474,409
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,184,588)	2,785,580	450,428
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,076,585)	0	(62,314)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	556,211	290,546	194,403
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,032,190)	(8,407,162)	(10,183,694)
PEO [Member] | Recalculated Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,062,846)	30,816,898	17,774,729
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,718,863)	12,155,133	1,717,803
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	979,349	1,623,239	1,600,478
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(320,051)	186,224	11,239
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,112	19,952	11,963
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,496,388)	(1,043,194)	(1,044,844)
Non-PEO NEO [Member] | Recalculated Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	225,127	2,467,655	1,811,505
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (471,283)	$ 638,240	$ 187,825